Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Expenses
General and administrative	$ 1,863,256	$ 1,568,707
Total operating expenses	1,863,256	1,568,707
Operating loss	(1,863,256)	(1,568,707)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(1,744,906)	(1,842,273)
Fair value of stock issued for note modification	(2,082,423)	(449,660)
Interest expense	(719,979)	(446,278)
Total other expenses / income	(4,547,308)	(2,738,211)
Income (loss) from operations before income taxes	(6,410,564)	(4,306,918)
Provision for income taxes
Net Income (Loss)	$ (6,410,564)	$ (4,306,918)
Earnings Per Share, Diluted	$ (2.30)	$ (1.81)
Weighted Average Number of Shares Outstanding, Diluted	2,806,083	2,377,691